Goldman Sachs Short Duration Tax-Free Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Tax-Free Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 216
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,047
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,743
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	516
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	608
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 503